Property and Equipment (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		$ 241,581	$ 199,338
Accumulated depreciation		74,276	(25,689)
Property and equipment, net	$ 157,608	167,305	173,649
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		83,079	66,433
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		$ 158,502	$ 132,905